Equity-accounted investees (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of associates [line items]
Schedule of investments in equity-accounted investees

			Voting shares		Carrying values
		Country of	December 31,	December 31,	December 31,	December 31,
		incorporation	2022	2021	2022	2021
YouDo Web Technologies Limited	17(a)	Cyprus	9.91%	9.91%	103,753	360,574
Dream Job LLC	17(b)	Russia	46.66%	25%	137,180	54,047
Edstein LLC	17(c)	Russia	25%	—	31,791	—
					272,724	414,621

YouDo.
Disclosure of associates [line items]
Schedule of purchase price allocation

Fair values
Non-current assets	628,010
Current assets	127,441
Non-current liabilities	(53,768)
Current liabilities	(186,002)
Total net assets (100)%	515,681
The Group’s contribution to YouDo’ equity	349,052
Total net assets, including the Group’s contribution	864,733
Group’s share of net assets (9.91)%	85,695

Schedule of cash consideration transferred

Total
Group’s share of net assets (9.91)%	85,695
Goodwill	280,686
Cash consideration transferred	366,381

Summary of financial information of acquired entity, adjusted for fair value adjustments

	December 31,	December 31,
	2022	2021
Percentage ownership interest	9.91%	9.91%
Non-current assets	498,620	610,622
Current assets	70,734	324,752
Non-current liabilities	(53,768)	(53,768)
Current liabilities	(99,916)	(75,461)
Net assets (100)%	415,670	806,145
Group’s share of net assets (9.91)%	41,193	79,888
Goodwill	280,686	280,686
Impairment losses	(218,126)	—
Carrying amount of the Group’s interest in associate	103,753	360,574

		Period from
		October 28,
	Year ended	2021 till
	December 31,	December 31,
	2022	2021
Revenue	449,733	86,539
Loss before income tax	(390,476)	(58,592)
Net loss for the period (100)%	(390,476)	(58,592)
Total comprehensive loss (100)%	(390,476)	(58,592)
Group’s share of total comprehensive loss (9.91)%	(38,695)	(5,807)

Schedule of impairment loss of CGU

Effect
31 December 2022
Annual revenue growth rate (5% decrease)	(27,110)
EBITDA (10% decrease)	(10,879)
Pre-tax discount rate (1%-point increase)	(8,035)

Dream Job LLC
Disclosure of associates [line items]
Schedule of cash consideration transferred

April 20, 2021
Percentage ownership interest	25%
Non-current assets	13,334
Current assets	37,758
Net assets (100)%	51,092
Group’s share of net assets acquired (25)%	12,773
Goodwill	48,527
Total cash consideration	61,300

May 18, 2022
Additional percentage ownership interest	21.66%
Non-current assets	4,023
Current assets	2,159
Current liabilities	(176)
Net assets (100)%, before additional contribution	6,006
Group’s share of net assets acquired (21.66)%	1,301
Group’s share of additional contribution (46.66)%	46,660
Goodwill	52,039
Total cash consideration	100,000

Summary of financial information of acquired entity, adjusted for fair value adjustments

	December 31,	December 31,
	2022	2021
Percentage ownership interest	46.66%	25%

Non-current assets	2,870	8,373
Current assets	92,348	13,783
Current liabilities	(16,748)	(80)
Net assets (100)%	78,470	22,076
Group’s share of net assets	36,614	5,519
Goodwill	100,566	48,528
Carrying amount of the Group’s interest in associate	137,180	54,047

	Period from	Period from	Period from
	May 18, 2022	January 1, 2022	April 20, 2021
	till December 31,	till May 18,	till December 31,
	2022	2022	2021
Percentage ownership interest	46,66%	25%	25%

Revenue	2,692	869	1,461
Loss before income tax	(27,537)	(16,069)	(29,016)
Net loss for the period (100)%	(27,537)	(16,069)	(29,016)
Total comprehensive loss (100)%	(27,537)	(16,069)	(29,016)
Group’s share of total comprehensive loss	(12,849)	(4,018)	(7,254)